Revenue - Schedule of Contract Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Contract With Customers, Liability [Roll Forward]
Beginning balance	$ 915	$ 1,100
Customer prepayment and billing in advance of performance	371	198
Revenue recognized in the period that was included in the contract liability balance at the beginning of the period	(131)	(226)
Revenue recognized in the period that was included in the contract liability balance during the period	(244)	(157)
Ending balance	$ 911	$ 915